Securitisations and Covered Bonds - Analysis of Securitisations and Covered Bonds (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of securitisations and covered bonds [line items]
Gross assets	£ 36,391	£ 36,195
External notes in issue	22,783	23,984
Notes issued to Santander UK plc/subsidiaries as collateral	4,786	3,541
Total securitisation and covered bond programmes (see Note 28)	22,783	23,445
Securitisation Programmes [member]
Disclosure of securitisations and covered bonds [line items]
Gross assets	13,068	14,617
External notes in issue	3,779	5,331
Notes issued to Santander UK plc/subsidiaries as collateral	4,786	3,541
Securitisation Programmes [member] | Master Trust Structures [member]
Disclosure of securitisations and covered bonds [line items]
Gross assets	11,046	12,094
External notes in issue	2,226	3,381
Notes issued to Santander UK plc/subsidiaries as collateral	4,221	2,851
Securitisation Programmes [member] | Other Securitisation Structures [member]
Disclosure of securitisations and covered bonds [line items]
Gross assets	2,022	2,523
External notes in issue	1,553	1,950
Notes issued to Santander UK plc/subsidiaries as collateral	565	690
Holmes [member] | Securitisation Programmes [member] | Master Trust Structures [member]
Disclosure of securitisations and covered bonds [line items]
Gross assets	4,262	4,414
External notes in issue	1,931	3,182
Notes issued to Santander UK plc/subsidiaries as collateral	463	463
Fosse [member] | Securitisation Programmes [member] | Master Trust Structures [member]
Disclosure of securitisations and covered bonds [line items]
Gross assets	3,708	4,646
External notes in issue	295	199
Notes issued to Santander UK plc/subsidiaries as collateral	1,404	34
Langton [member] | Securitisation Programmes [member] | Master Trust Structures [member]
Disclosure of securitisations and covered bonds [line items]
Gross assets	3,076	3,034
External notes in issue	0
Notes issued to Santander UK plc/subsidiaries as collateral	2,354	2,354
Auto ABS UK Loans [member] | Securitisation Programmes [member] | Other Securitisation Structures [member]
Disclosure of securitisations and covered bonds [line items]
Gross assets	1,532	1,468
External notes in issue	1,229	1,212
Notes issued to Santander UK plc/subsidiaries as collateral	368	316
Euro 35bn Global Covered Bond Programme [member] | Covered Bond Programme [member]
Disclosure of securitisations and covered bonds [line items]
Gross assets	23,323	21,578
External notes in issue	19,004	18,653
Notes issued to Santander UK plc/subsidiaries as collateral	0
held by the Santander UK group	0	(539)
Motor [member] | Securitisation Programmes [member] | Other Securitisation Structures [member]
Disclosure of securitisations and covered bonds [line items]
Gross assets	490	1,055
External notes in issue	324	738
Notes issued to Santander UK plc/subsidiaries as collateral	£ 197	£ 374